UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21652
Fiduciary/Claymore MLP Opportunity Fund
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices)(Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 827-0100

Date of fiscal year end: November 30

Date of reporting period: December 1, 2017 – February 28, 2018

Item 1.  Schedule of Investments.
Attached hereto.

Fiduciary/Claymore MLP Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 1.9%
Gathering & Processing - 1.8%
Targa Resources Corp.	178,585	$7,973,820
	–	–
Midstream Natural Gas - 0.1%
ONEOK, Inc.	6,880	387,550
	–	–
Total Common Stocks
(Cost $8,882,658)		8,361,370
MASTER LIMITED PARTNERSHIPS AND RELATED ENTITIES† - 157.6%
Diversified Infrastructure - 43.1%
Energy Transfer Partners, LP1	3,134,356	57,076,623
Enbridge Energy Partners, LP1	3,077,585	38,500,588
Andeavor Logistics, LP	821,080	38,163,798
MPLX, LP1	878,949	30,350,109
Enterprise Products Partners, LP1	816,369	20,752,100
Total Diversified Infrastructure		184,843,218
Midstream Oil - 42.2%
Magellan Midstream Partners, LP1	861,877	53,832,837
Buckeye Partners, LP1	934,686	41,873,933
Plains All American Pipeline, LP1	1,396,932	29,475,265
NGL Energy Partners, LP	1,480,120	18,131,470
Genesis Energy, LP1	859,510	17,155,820
Delek Logistics Partners, LP	390,285	12,293,978
USD Partners, LP	568,625	6,425,462
PBF Logistics, LP	77,085	1,507,012
Total Midstream Oil		180,695,777
Gathering & Processing - 31.2%
DCP Midstream, LP1	1,760,539	63,097,718
EnLink Midstream Partners, LP1	3,260,750	47,606,950

	Shares	Value
MASTER LIMITED PARTNERSHIPS AND RELATED ENTITIES† - 157.6% (continued)
Gathering & Processing - 31.2% (continued)
Summit Midstream Partners, LP	1,011,641	$17,046,151
American Midstream Partners, LP	516,700	5,942,050
Total Gathering & Processing		133,692,869
Midstream Natural Gas - 24.4%
Williams Partners, LP1	1,553,811	56,310,111
Enable Midstream Partners, LP1	2,005,795	27,800,319
Tallgrass Energy Partners, LP1	534,995	20,517,058
Total Midstream Natural Gas		104,627,488
Natural Gas Pipelines & Storage - 7.2%
TC PipeLines, LP1	626,740	30,791,736
	–	–
Marine Transportation - 6.3%
KNOT Offshore Partners, LP	612,535	12,189,446
Golar LNG Partners, LP	479,475	8,865,493
Navios Maritime Midstream Partners, LP	658,086	6,107,038
Total Marine Transportation		27,161,977
Other Energy Infrastructure - 3.2%
Archrock Partners, LP	523,595	6,921,926
Sunoco, LP	133,015	3,846,794
Martin Midstream Partners, LP	218,800	3,019,440
Total Other Energy Infrastructure		13,788,160
Total Master Limited Partnerships and Related Entities
(Cost $435,153,007)		675,601,225
Total Investments - 159.5%
(Cost $444,035,665)		$683,962,595
Other Assets & Liabilities, net - (59.5)%		(255,165,831)
Total Net Assets - 100.0%		$428,796,764

†	Value determined based on Level 1 inputs — See Note 2.
1
All or a portion of these securities have been physically segregated and pledged as collateral. As of February 28, 2018, the total amount segregated was $575,910,111, of which $293,423,730 is related to the outstanding line of credit and $282,486,381 is related to reverse repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,361,370	$—	$—	$8,361,370
Master Limited Partnerships and Related Entities	675,601,225	—	—	675,601,225
Total Assets	$683,962,595	$—	$—	$683,962,595

Fiduciary/Claymore MLP Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Please refer to the detailed portfolio for a breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $110,017,891 are categorized as Level 2 within the disclosure hierarchy.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018

Note 1 – Organization and Significant Accounting Policies Organization

Organization
Fiduciary/Claymore MLP Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on October 4, 2004. The Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

The Fund’s investment objective is to provide a high level of after-tax total return with an emphasis on current distributions paid to shareholders. The Fund has been structured to seek to provide an efficient vehicle through which its shareholders may invest in a portfolio of publicly traded securities of master limited partnerships (“MLPs”) and MLP affiliates. MLPs combine the tax benefits of limited partnerships with the liquidity of publicly traded securities. The Fund anticipates that a significant portion of the distributions received by the Fund from the MLPs in which it invests will be return of capital. While the Fund will generally seek to maximize the portion of the Fund’s distributions to Common Shareholders that will consist of return of capital, no assurance can be given in this regard. There can be no assurance that the Fund will achieve its investment objective.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC ("GFIA") or (the “Adviser”), subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Investment professionals from Advisory Research, Inc. ("ARI" or the "Sub-Adviser") prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Valuation Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

Note 2 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 3 – Federal Income Tax Information
The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Accordingly, the Fund generally is subject to U.S. federal income tax on its taxable income at the 21% rate applicable to corporations. In addition, as a regular corporation, the Fund is subject to various state income taxes by reason of its investments in MLPs. As a limited partner in the MLPs, the Fund includes its allocable share of the MLP’s taxable income in computing its own taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The amount which the Fund is required to pay for U.S. corporate income tax could materially reduce the Fund’s cash available to make distributions on Common Shares.

At February 28, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$444,035,665	$266,387,750	$(26,460,820)	$239,926,930

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act")) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund

By:       /s/ Brian E. Binder

Name:  Brian E. Binder

Title:    President and Chief Executive Officer

Date:    4/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Brian E. Binder

Name:  Brian E. Binder

Title:    President and Chief Executive Officer

Date:    4/30/18

By:       /s/ John L. Sullivan

Name:  John L. Sullivan

Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    4/30/18